Stock Option Activity (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2010	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Number of Options
Beginning Balance		14,000	20,000	1,610,000
Forfeitures			(6,000)
Grants		150,000
Cancellations	(1,590,000)			(1,590,000)
Ending Balance		164,000	14,000	20,000
Exercisable at June 30, 2012		40,000	10,000
Available for grant at June 30, 2012		4,836,000	3,976,000
Weighted Average Exercise Price
Beginning Balance		$ 2.61	$ 3.08	$ 0.68
Forfeitures			$ 4.15
Grants		$ 1.55
Cancellations	$ 0.65			$ 0.65
Ending Balance		$ 1.64	$ 2.61	$ 3.08
Exercisable at June 30, 2012		$ 1.88	$ 2.86
Weighted Average Remaining Contractual Term
Outstanding at June 30, 2012		9 years 7 months 6 days	6 years 6 months
Exercisable at June 30, 2012		9 years	6 years 6 months
Aggregate Intrinsic Value
Outstanding at June 30, 2012		$ 0	$ 0
Exercisable at June 30, 2012		$ 0	$ 0